INCOME TAX	12 Months Ended
Dec. 31, 2012
INCOME TAX [Abstract]
INCOME TAX

NOTE 18 - INCOME TAX

BVI

Ossen Innovation Co., Ltd, Ossen Innovation Group, Ossen Asia and Topchina are registered in the British Virgin Island and are exempt from income tax.

The PRC

Starting from January 1, 2010, Ossen Materials enjoys a tax rate of 15% as it is considered as a High and New Technology Enterprise by the PRC government. Ossen Jiujiang was entitled to the CIT exemption during the two years ended December 31, 2008, was subject to a 50% income tax reduction during the three years ended December 31, 2011. Starting from January 1, 2012, Ossen Jiujiang enjoys a tax rate of 15% as it is considered as a High and New Technology Enterprise by the PRC government.

Enterprises established under the laws of foreign countries or regions and whose "place of effective management" is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of "place of effective management" refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2012, no detailed interpretation or guidance has been issued to define "place of effective management". Furthermore, as of December 31, 2012, the administrative practice associated with interpreting and applying the concept of "place of effective management" is unclear. If the Company's non-PRC incorporated entities are deemed PRC tax residents, such entities would be subject to PRC tax The Company has analyzed the applicability of this law, as of December 31, 2012, and the Company has not accrued for PRC tax on such basis. The Company will continue to monitor changes in the interpretation or guidance of this law.

PRC tax law also imposes a 10% withholding income tax, subject to reduction based on tax treaty where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Such dividends were exempted from PRC tax under the previous income tax law and regulations. The foreign invested enterprise is subject to the withholding tax starting from January 1, 2008. There were no dividends distributed in the years ended December 31, 2012 and 2011.

Income tax expenses consist of the following:

	Year Ended December 31,
	2012	2011	2010
Current	$696,694	$2,190,005	$2,865,372
Deferred	(139,266)	(50,976)	-
Income tax expenses	$557,428	$2,139,029	$2,865,372

Reconciliation from the expected income tax expenses calculated with reference to the statutory tax rate in the PRC of 25% is as follows:

	Year Ended December 31,
	2012	2011	2010
Computed "expected" income tax expenses	$818,452	$3,798,420	$5,102,777
Effect on tax incentive / holiday	(383,472)	(1,740,969)	(2,310,384)
Non-deductable expense	122,448	81,578	72,979
Income tax expenses	$557,428	$2,139,029	$2,865,372

Components of net deferred tax assets are as follows:

	December 31,
	2012	2011	2010

Provision of doubtful accounts	$191,564	$51,821	$-

The deferred tax assets balance of $191,564, $51,821 and $ nil at December 31, 2012, 2011 and 2010 respectively are included in Other Current Assets in the accompanying consolidated balance sheets.